BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
BASIS OF PRESENTATION
BASIS OF PRESENTATION

NOTE 3: BASIS OF PRESENTATION:

The interim unaudited condensed financial statements included herein reflect all material adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) which, in the opinion of the Company’s management, are ordinary and necessary for a fair presentation of results for the interim periods. Certain information and footnote disclosures required under generally accepted accounting principles in the United States of America (“GAAP”) have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The Company’s management believes the disclosures are adequate to make the information presented not misleading.

The condensed balance sheet information as of December 31, 2022 was derived from the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2022 (“2022 Annual Report”), filed with the SEC pursuant to Section 13 or 15(d) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), on April 17, 2023. These interim unaudited condensed financial statements should be read in conjunction with the 2022 Annual Report. The results of operations for the three months ended March 31, 2023 are not necessarily indicative of the results to be expected for the entire fiscal year or for any other period.

Principles of Consolidation

The consolidated financial statements include the accounts of Axim Biotechnologies, Inc. and its wholly owned subsidiaries Axim Holdings, Inc., Marina Street LLC, Axim Biotechnologies (the Netherland Company) and Sapphire Biotech, Inc. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

NOTE 3: BASIS OF PRESENTATION:

The consolidated financial statements of AXIM Biotechnologies, Inc. (formerly Axim International, Inc.) as of December 31, 2022, and 2021 have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of Axim Biotechnologies, Inc. and its wholly owned subsidiaries Axim Holdings, Inc., Marina Street LLC, Axim Biotechnologies (the Netherland Company) and Sapphire Biotech, Inc. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.